Income Taxes Effective Tax Rate Reconciliation (Details)			12 Months Ended
		Dec. 22, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statutory federal tax rate		21.00%
Continuing Operations [Member]
Statutory federal tax rate			24.50%	35.00%	35.00%
Foreign rate differential			0.60%	(4.90%)	(5.50%)
Adjustment and resolution of federal, state and foreign tax uncertainties			0.90%	(0.30%)	0.20%
State taxes, net of federal benefit			4.30%	3.30%	4.90%
Tax Act	[1]		(109.10%)
Excess tax benefit related to stock compensation			(0.80%)
Research and development and other tax credits, net of valuation allowances and reserves			(0.50%)	(0.80%)	(6.10%)
Income attributable to noncontrolling interest			(0.10%)	0.40%	0.80%
Domestic manufacturer’s deduction			(1.80%)	(2.00%)	(4.40%)
Sale of HH&B				(5.00%)
U.S. legal entity restructuring				(3.30%)
Change in valuation allowance			(1.80%)	(3.30%)	6.30%
Nondeductible transaction costs				1.00%	0.40%
Contribution of assets to Grupo Gondi joint venture					3.40%
Nontaxable increased cash surrender value			(0.80%)	(1.50%)	(4.60%)
Withholding taxes			0.50%	0.40%	2.00%
Brazilian net worth deduction			(0.90%)	(0.80%)	(2.00%)
Other, net			0.50%	0.30%	6.30%
Effective tax rate			(84.50%)	18.50%	36.70%

[1]	The primary components are a $1,215.9 million benefit from the remeasurement of our net U.S. deferred tax liability and a one-time transition tax liability of $95.4 million or $87.1 million net of the release of a previously recorded outside basis difference